DESCRIPTION OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2024
DESCRIPTION OF BUSINESS AND ORGANIZATION
DESCRIPTION OF BUSINESS AND ORGANIZATION
1.	DESCRIPTION OF BUSINESS AND ORGANIZATION
(a)	Description of Business

Lotus Technology Inc. (“the Company”), an exempted company with limited liability, was incorporated in Cayman Islands, on August 9, 2021. The Company, through its wholly owned subsidiaries, consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (collectively, “the Group”), is primarily engaged in the design, develop, and sales of luxury lifestyle battery electric vehicles (“BEV”) under the “Lotus” brand (“Lotus BEV business”) and the Group is also a distributor that sells luxury sports cars under the “Lotus” brand (“Lotus sports car business”) across the world. The Group also provides other sales and ancillary services to customers.

(b)	Merger and recapitalization

On February 22, 2024 (the “Closing Date”), the Company consummated its merger with L Catterton Asia Acquisition Corp (“LCAA”) pursuant to a merger agreement dated January 31, 2023 (as amended and restated dated as of October 11, 2023, the “Merger Agreement”) by and among LCAA, the Company, a Cayman Islands exempted company, Lotus Temp Limited, a Cayman Islands exempted company and wholly-owned subsidiary of the Company (“Merger Sub 1”), and Lotus EV Limited, a Cayman Islands exempted company and wholly-owned subsidiary of the Company ( “Merger Sub 2”). Pursuant to the Merger Agreement, (i) Merger Sub 1 was merged with and into LCAA (the “First Merger”), with LCAA surviving the First Merger as a wholly-owned subsidiary of the Company (such company, as the surviving entity of the First Merger, “Surviving Entity 1”) and the shareholders of LCAA becoming shareholders of the Company, and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, Surviving Entity 1 was merged with and into Merger Sub 2 (the “Second Merger,” and together with the First Merger, the “Mergers”), with Merger Sub 2 surviving the Second Merger as a wholly-owned subsidiary of the Company (such company, as the surviving entity of the Second Merger, “Surviving Entity 2”) (collectively, the “Merger Transaction” or “Business Combination”).

Upon the consummation of the Merger Transaction,

(i)All ordinary shares of the Company held by all existing shareholders of the Company before the Merger Transaction were recapitalized into 474,621,603 ordinary shares using recapitalization factor of 0.2215 (“Recapitalization Factor”). All applicable share and per share amounts in the consolidated financial statements have been retrospectively adjusted to reflect the effects of the recapitalization (“Recapitalization”);
(ii)All the preferred shares of the Company that were issued and outstanding immediately prior to the effective time of the First Merger were converted to the Company ordinary share on a one-for-one basis (the “Preferred Share Conversion”) and recapitalized into 68,228,526 ordinary shares using the Recapitalization Factor. All applicable share and per share amounts in the consolidated financial statements have been retrospectively adjusted to reflect the effects of the Recapitalization;
(iii)94,277,279 ordinary shares were issued to a number of investors (the “PIPE Investors”) and the holders of Class A ordinary shares of LCAA for a total consideration of US$858,495 (the “PIPE Investments”), among which,
-	50,000,000 ordinary shares were issued to Meritz Securities Co., Ltd. (“Meritz”) for a total consideration of US$500,000, concurrent with the issuance of put option and call options as mentioned in note 14;
-	35,849,458 ordinary shares were issue to other PIPE Investors, among which, 12,750,000 ordinary shares were issued to Lotus Technology International Investment Limited (“LTIIL”), and 12,250,000 ordinary shares were issued to Etika Automotive SDN BHD (“Etika”);
-	8,427,821 ordinary shares were issued to then holders of Class A ordinary shares of LCAA, including 1,265,103 Class A ordinary shares of LCAA held by public shareholders and 7,087,718 Class A ordinary share of LCAA held by LCA Acquisition Sponsor LP (the “Sponsor”) and 75,000 Class A ordinary shares of LCAA held by the directors and officers of LCAA, among which all or a portion of (as reasonably determined by the Company in good faith) 20% of the ordinary shares, i.e. 1,417,544 ordinary shares held by the Sponsor will remain unvested upon the consummation of the Merger Transaction and become vested upon each occurrence of (a) the commencement or official announcement of any business collaboration facilitated by Sponsor or its affiliates (including, without limitation, in connection with product development, marketing, customer engagement, retail space, and technology infrastructure development), or (b) an approved commitment to invest in the Company or one of its subsidiaries by an investor introduced or facilitated by Sponsor or its affiliate, in each case, within eighteen months following the Closing Date;
(iv)36,597,038 ordinary shares were issued to WFOE Exchangeable Notes Holder following the settlement of the outstanding principal amount of the WFOE Exchangeable Notes to WFOE Exchangeable Notes Holder;
(v)577,456 and 2,433,912 ordinary shares, totally 3,011,368 ordinary shares, were issued to Momenta Global Limited and a number of Pre-IPO Notes investors, respectively, pursuant to the conversion of Momenta Note and Pre-IPO Notes;
(vi)9,550,246 warrants were issued to the then public shareholders of LCAA in exchange for the warrants held by public shareholders of LCAA (the “Public Warrants”), and 5,486,784 warrants were issued to the Sponsor in exchange for warrants held by the Sponsor (the “Sponsor Warrants”). Each Public Warrant and Sponsor Warrant can be exercised at an exercise price of US$11.50 in exchange for one ordinary share of the Company. 495,724 warrants were excised during the year ended December 31, 2024 as mentioned in note 13.

Pursuant to the Mergers above stated, LCAA was considered as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of the Company represented a continuation of its operations with the Mergers treated as the equivalent of the Company issuing shares for the net assets of LCAA, accompanied by a recapitalization. The net assets of the Company are stated at historical cost, with no goodwill or other intangible assets recorded.

The ordinary shares of the Company and the Public Warrants are listed on the Nasdaq Stock Market LLC, or “Nasdaq,” under the trading symbols “LOT” and “LOTWW,” respectively, on February 23, 2024.

(c)	History of the Group and basis of presentation

The Group’s Lotus BEV business, founded in 2018, was carried out by Zhejiang Geely Holding Group (“Geely Holding”) through its subsidiaries, including Wuhan Lotus Cars Co., Ltd. (“Wuhan Lotus Cars”) and the Lotus BEV business unit of Ningbo Geely Automobile Research & Development Co., Ltd. (“Ningbo Geely R&D”) incorporated in the People’s Republic of China (“PRC”), Lotus Tech Creative Centre Limited (“Lotus Tech UK”) incorporated in United Kingdom (“UK”) and Lotus Tech Innovation Centre GmbH (“Lotus GmbH”) incorporated in Germany, which were all ultimately controlled by Mr. Li Shufu.

On August 9, 2021, the Company was incorporated as a limited liability company in the Cayman Islands, and Lotus Advanced Technology Limited Partnership (“Founders Offshore Vehicle”) subscribed for 191,981,772 ordinary shares on August 9, 2021. On July 30, 2021, Ming Jun Holdings Limited owned by Mr. Li Shufu, Yin Qing Holdings Limited, Xing Rong Holdings Limited and Jing Can Holdings Limited (the “Four Core Investors”) in the Founders Offshore Vehicle signed an agreement (later joined by State Rainbow Investments Limited and Radiant Field Investments Limited) under which Yin Qing Holdings Limited, Xing Rong Holdings Limited, Jing Can Holdings Limited, State Rainbow Investments Limited and Radiant Field Investments Limited agreed to act in concert with Ming Jun Holdings Limited. Therefore, Mr. Li Shufu has the majority voting right and controlled the Founders Offshore Vehicle.

On December 29, 2020, Geely Holding and Ningbo Juhe Yinqing Enterprise Management Consulting Partnership (Limited Partnership) (“Founders Onshore Vehicle”) incorporated Wuhan Lotus Technology Limited Company (“WFOE”). WFOE was 60% owned by Geely Holding and 40% owned by Founders Onshore Vehicle. Both Geely Holding and Founders Onshore Vehicle are controlled by Mr. Li Shufu.

On September 24, 2021, Etika, through its subsidiary in Hong Kong, Lotus Advanced Technology Limited (“Lotus HK”), subscribed for 33.33% equity interest in WFOE, while Geely Holding and Founder Onshore Vehicle subscribed disproportionally. Upon the closing, Geely Holding, Etika, and Founders Onshore Vehicle held 22.22%, 33.33% and 44.45%, respectively, equity interest in WFOE.

On November 11, 2021, the Company issued 143,986,329 ordinary shares to Etika through exchange of 100% equity interest in Lotus HK held by Etika. Lotus HK also acquired all the equity interest in WFOE held by Geely Holding and Founder Onshore Vehicle on December 15, 2021.

On November 11, 2021, the Company issued 95,990,886 ordinary shares to Lotus Technology International Investment Limited, ultimately 100% owned by Geely Holding.

Through a series of reorganization steps (the “Reorganization”), including transferring the assets and employees in the Lotus BEV business unit of Ningbo Geely R&D into Wuhan Lotus Cars and transferring the equity of Wuhan Lotus Cars to the WFOE, the Company gained control over WFOE through Lotus HK on December 15, 2021. The equity interests of Lotus Tech UK and Lotus GmbH were also transferred to the Group on December 29, 2021 and June 24, 2022, respectively.

On November 4, 2021, the Group entered into trademark licenses agreements with a related party, Group Lotus Limited, a wholly owned subsidiary of Lotus Group International Limited (“LGIL”), which is ultimately controlled by Mr. Li Shufu. Pursuant to this agreement, the Group received the “Lotus” trademark licenses for as long as the Group conducts the business in relation to lifestyle vehicles (excluding sports car). The Group issued 47,995,443 ordinary shares as consideration for such trademark licenses.

The above Reorganization was completed on June 24, 2022. The Reorganization consists of transferring the Lotus BEV business to the Group. Before and after the Reorganization, the Lotus BEV business were ultimately controlled by Mr. Li Shufu. Accordingly, the Reorganization is accounted for under common control transaction. Therefore, the accompanying consolidated and combined financial statements include the assets, liabilities, revenue, expenses and cash flows of Lotus BEV business for the periods presented and are prepared as if the corporate structure of the Group after the Reorganization had been in existence throughout the periods presented.

As mentioned in note 23, on January 31, 2023, the Group entered into a distribution agreement with Lotus Cars Limited (“LCL”), a wholly owned subsidiary of LGIL and ultimately controlled by the Controlling Shareholder of the Company, pursuant to which, the Group was appointed as the exclusive global distributor (excluding in the United States of America) to distribute certain models of vehicles produced by LCL and to provide after-sale services and brand, marketing and public relations for such vehicles.

(d)	VIE Reorganization

Historically, the Company conducted its value-added telecommunication services operation in Chinese mainland through the VIE and VIE’s subsidiaries, with which WFOE, the Company’s wholly owned subsidiary, the VIE and the VIE’s nominee equity holders entered into certain contractual arrangements (“VIE Arrangements”). Since early 2023, the Group has implemented a series of transactions to restructure its organization and business operations (the “Restructuring”). In connection with the Restructuring, the WFOE, the VIE and nominee equity holders of the VIE entered into a series of agreements (“VIE Restructuring Agreements”), pursuant to which, i) WFOE acquired 100% equity interest in Sanya Lotus Venture Capital Co., Ltd. (“Sanya Lotus”) and Hangzhou Lotus Technology Service Co., Ltd. (“Hangzhou Lotus”), subsidiaries of the VIE, in February 2023; ii) all the VIE’s assets and liabilities (excluding ICP license), business contracts, intellectual properties and employees were transferred to a subsidiary of WFOE at nil consideration; iii) the VIE Arrangements were terminated on June 30, 2023.

The Group concludes that the Restructuring does not represent a strategic shift, nor it will have a major effect on the Group’s operations and financial results.

(e)	VIE

Prior to the Restructuring as described in note 1(d), the Company’s subsidiary, WFOE has entered into contractual arrangements with Wuhan Lotus E-commerce Co., Ltd. (“VIE”) and their respective shareholders, through which, the Company exercises control over the operations of the VIE and the VIE’s subsidiaries (collectively the “VIEs”). The VIEs are primarily engaged in the provision of value-added telecommunication services.

The equity interests of the VIE are legally held by Mr. Li Shufu, Mr. Feng Qingfeng, Mr. Li Donghui and Mr. Liu Bin, who acted as the nominee equity holders of the VIE on behalf of the WFOE. On August 9, 2021, the Company’s wholly owned subsidiary, WFOE, the VIE and the VIE’s nominee equity holders entered into a contractual agreement, which was replaced by a series of contractual arrangements entered into by and among the WFOE, the VIE and the nominee equity holders on March 8, 2022, including (i) Exclusive Consulting and Service Agreement, (ii) Exclusive Purchase Option Agreement, (iii) Equity Pledge Agreement, (iv) Powers of Attorney and (v) Spousal Consent Letters.

The above agreements are collectively referred to as VIE Arrangements. Through the VIE Arrangements, the nominee equity holders of the VIE had granted all their legal rights including voting rights and disposition rights of their equity interests in the VIE to the WFOE. The nominee equity holders of the VIE did not participate in income and loss and did not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. Accordingly, the VIE was considered a variable interest entity.

Because the WFOE has (i) the power to direct activities of the VIE that most significantly impact the economic performance of the VIE; and (ii) the right to receive benefits of the VIE that could potentially be significant to the VIE. Thus, WFOE is the primary beneficiary of the VIE.

Under the terms of the VIE Arrangements, the Company, through the WFOE has (i) the right to receive economic benefits that could potentially be significant to the VIE in the form of service fees under the Exclusive Consulting and Service Agreement; (ii) the right to unconditionally receive all dividends or interest declared by the VIE and all of the assets of the VIE; (iii) the right to receive the benefits of the VIE through its exclusive option to acquire 100% of the equity interests in the VIE, to the extent permitted under respective laws and regulations. Accordingly, the financial statements of the VIE are included in the Company’s consolidated and combined financial statements.

Under the terms of the VIE Arrangements, the VIE’s nominee equity holders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to the Company through WFOE. All of the deficit (net liabilities) and net loss of the VIEs are attributed to the Company through WFOE.

The principal terms of the VIE Arrangements are as follows:

Exclusive Consulting and Service Agreement

Pursuant to the Exclusive Consulting and Service Agreement, WFOE has agreed to provide to the VIE with comprehensive consulting services and other services, including but not limited to licensing to VIE intellectual property rights legally owned by WFOE; development, installation, maintenance and update of website, apps, network and system involved in VIE’s business; providing VIE with software and software technology and solutions; technical support and training for employees of VIE; assisting VIE in market research, business planning and strategies; providing marketing and promotion services, customer management, finance management and other related services. VIE and VIE’s subsidiaries (together as VIEs) shall pay WFOE service fees at the amount of 100% of the total consolidated profit of VIEs, after deduction of any accumulated deficit of the VIEs in respect of the preceding financial year(s), necessary operating costs, expenses and taxes. Notwithstanding the foregoing, the WFOE may adjust the amount of the services fee according to services provided by WFOE to VIEs, the VIE’s operational conditions and development needs. The WFOE shall calculate the service fee on a quarterly basis and issue a corresponding invoice to the VIEs. The VIEs must make the payment to the WFOE within ten business days of receiving such invoice. In addition, absent the prior written consent of the WFOE, during the term of the Exclusive Consulting and Service Agreement, with respect to the services provided under the Exclusive Consulting and Service Agreement, the VIEs shall not accept the same or any similar services provided by any third party. The Exclusive Consulting and Service Agreement also provides that the WFOE has the exclusive proprietary rights to and interests in any and all intellectual property rights developed and created by the VIEs during the performance of the Exclusive Consulting and Service Agreement. The Exclusive Consulting and Service Agreement shall remain in effect permanently unless otherwise terminated by the WFOE. During the term of the Exclusive Consulting and Service Agreement, VIE shall not terminate the agreement for whatsoever reasons.

Exclusive Purchase Option Agreement

Under the Exclusive Purchase Option Agreement, the nominee equity holders of VIE irrevocably and exclusively granted WFOE or its designee an option to purchase their equity interest in VIE at the price equal to the minimum amount of consideration permitted by PRC law. The nominee equity holders of VIE should refund any amount that is paid by the WFOE or its designee in connection with the purchased equity interest in a way permitted by PRC law. The nominee equity holders of VIE also granted WFOE or its designee an option to purchase all or a portion of the assets of VIE for the minimum amount of consideration permitted by PRC law. The nominee equity holders of VIE agreed not to transfer or mortgage any equity interest in or dispose of or cause the management to dispose of any assets of VIE without the prior written consent of WFOE. The Exclusive Purchase Option Agreement shall remain in effect until all of the equity interests held by the nominee equity holders of VIE and all of the assets in VIE have been acquired by WFOE or its designee.

Equity Pledge Agreement

Under the Equity Pledge Agreement, the nominee equity holders of VIE pledged their respective equity interest in VIE to WFOE to guarantee the performance of contractual obligations and the payment of debts under the Exclusive Consulting and Service Agreement the nominee equity holders of VIE further agreed not to transfer or pledge their equity interests in VIE without the prior written consent of WFOE. The Equity Pledge Agreement will remain binding until all the contractual obligations of the nominee equity holders of VIE and the VIEs under the Exclusive Consulting and Service Agreement have been fully performed and all the outstanding debts of the nominee equity holders of VIE and the VIEs under the Exclusive Consulting and Service Agreement have been fully paid, or all of their equity interests in VIE have been acquired by WFOE or its designee. Registration of the equity pledge with competent PRC regulatory authority has been completed.

Powers of Attorney

Pursuant to the Powers of Attorney entered into by each of the nominee equity holders of VIE, the nominee equity holders of VIE unconditionally and irrevocably appointed the directors of WFOE’s direct or indirect shareholder(s) or WFOE’s other designated persons as their sole attorney-in-fact to exercise all equity holder rights, including, but not limited to, the right to attend shareholders’ meetings of the VIEs and sign any shareholders resolutions of the meetings on behalf of the nominee equity holder, to exercise all shareholders’ rights in accordance with the PRC laws and regulations and the articles of association of the VIEs, including but not limited to the shareholders’ voting rights, the rights to sale, transfer, pledge or disposal of all or any part of the equity interests in VIE, to appoint the legal representative, director, supervisor and other senior management personnel of VIE, the right to sign any document, meeting minutes and file documents with the competent PRC regulatory authority and the voting rights with respect to VIE’s bankruptcy. The powers of attorney will remain effective until such nominee equity holders cease to be nominee equity holders of the VIE or the WFOE notifies the nominee equity holder of VIE to terminate the relevant powers of attorney.

Spousal Consent Letters

The spouses of each of nominee equity holders signed Spousal Consent Letters. Under the Spousal Consent Letters, the signing spouse unconditionally and irrevocably agreed that the equity interest in VIE which is held by and registered under the name of her spouse will be disposed of pursuant to the abovementioned Equity Pledge Agreement, Exclusive Purchase Option Agreement, Exclusive Consulting and Service Agreement and Powers of Attorney. Moreover, the spouse confirmed she has no rights, and will not assert in the future any right, over the equity interests in VIE held by her spouse. In addition, in the event that the spouse obtains any equity interest in VIE held by her spouse for any reason, she agrees to be bound by and sign any legal documents substantially similar to the contractual arrangements entered into by her spouse, as may be amended from time to time.

The Company relies on the VIE Arrangements to operate and control VIEs. All of the VIE Arrangements are governed by PRC laws and provide for the resolution of disputes through arbitration under PRC laws. Accordingly, these agreements would be interpreted in accordance with PRC laws and any disputes would be resolved in accordance with PRC legal procedures. Uncertainties in the PRC legal system could limit the Company’s ability to enforce these VIE Arrangements.

In the opinion of management, based on the legal opinion obtained from the Company’s PRC legal counsel, the above VIE Arrangements were legally binding and enforceable and did not violate current PRC laws and regulations.

The Company’s involvement with the VIEs under the VIE Arrangements affected the Company’s consolidated financial position, consolidated and combined results of operations and cash flows as indicated below.

Pursuant to the Restructuring, the Group ceased to consolidate the VIE on June 30, 2023. The following consolidated revenues, net loss and cash flow information of the Group’s VIEs for period between January 1, 2023 and the completion of the Restructuring and for the year ended December 31, 2022 have been included in the accompanying consolidated and combined financial statements. All intercompany transactions and balances with the Company, and its subsidiaries, prior to the Restructuring, have been eliminated upon consolidation.

	From January 1, 2023	Year ended
	to the completion of	December 31,
	the Restructuring	2022
	US$	US$
Revenues	—	—
Net loss (i)	(74,137)	(52,431)
Net cash used in operating activities (ii)	(8,281)	(8,869)
Net cash used in investing activities	(38,400)	(5,630)
Net cash (used in) provided by financing activities (iii)	(107,317)	137,876
Effect of exchange rate changes on cash	(2,573)	(15,900)
Net decrease in cash	(156,571)	107,477
Cash at beginning of the period/year	156,571	49,094
Cash at end of the period/year	—	156,571
(i)	Net loss includes other expenses of US$56,752 and nil arising from the transfer of VIE’s assets and liabilities to a subsidiary of WFOE for period between January 1, 2023 and the completion of the Restructuring, and the year ended December 31, 2022, respectively, which were eliminated upon consolidation.
(ii)	Net cash used in operating activities includes amounts of US$88,423 and US$3,348 paid to the Company’s subsidiaries and amounts of US$86,697 and US$34 provided by the Company’s subsidiaries for period between January 1, 2023 and the completion of the Restructuring, and the year ended December 31, 2022, respectively, which were eliminated upon consolidation.
(iii)	Net cash (used in) provided by financing activities includes amounts of US$158,509 and US$10,611 paid to the Company’s subsidiaries and amounts of US$32,715 and nil provided by the Company’s subsidiaries for period between January 1, 2023 and the completion of the Restructuring, and the year ended December 31, 2022, respectively, which were eliminated upon consolidation.
(f)	Disposal of a subsidiary

On September 27, 2024, the Company disposed 80% equity interest of a subsidiary in Germany to Geely UK Limited, a subsidiary of Geely Holding, for cash consideration of US$12,157. The carrying amount of the net assets of the subsidiary on the disposal date was as follows:

US$

Cash	5,276
Accounts receivable	865
Prepayments and other current assets	2,710
Amounts due from the Company and its subsidiaries	4,035
Property, equipment and software, net	8,494
Operating lease right-of-use assets	9,689
Accounts payable	(1,062)
Accrued expenses and other current liabilities	(6,290)
Operating lease liabilities	(9,758)
Net assets	13,959

The excess of cash consideration over the net assets derecognized of US$990 was recognized in additional paid-in capital in the consolidated balance sheet.

The Group concludes that the disposal does not represent a strategic shift, nor it will have a major effect on the Group’s operations and financial results. The Group accounts for the remaining 20% equity interests as Equity method investee in “Equity method investments” in the consolidated balance sheet as of December 31, 2024.